Schedule of Investments(a)
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.44%
Aerospace & Defense–3.44%
AeroVironment, Inc.(b)(c)	77,832	$21,667,651
Axon Enterprise, Inc.(b)	40,050	19,367,379
BAE Systems PLC (United Kingdom)	1,153,800	31,322,138
Curtiss-Wright Corp.	33,570	22,045,083
Howmet Aerospace, Inc.	124,920	25,993,354
		120,395,605
Application Software–3.47%
AppLovin Corp., Class A(b)	145,080	68,638,799
Datadog, Inc., Class A(b)(c)	296,640	38,361,485
Palantir Technologies, Inc., Class A(b)	100,080	14,670,727
		121,671,011
Automobile Manufacturers–3.36%
Tesla, Inc.(b)	273,510	117,721,439
Automotive Retail–1.17%
Carvana Co.(b)	102,060	40,937,287
Biotechnology–3.47%
Alnylam Pharmaceuticals, Inc.(b)	124,110	41,956,627
Insmed, Inc.(b)	212,760	33,375,661
Natera, Inc.(b)	118,800	27,459,432
Regeneron Pharmaceuticals, Inc.	25,470	18,884,731
		121,676,451
Broadline Retail–7.38%
Amazon.com, Inc.(b)	1,079,910	258,422,463
Building Products–1.79%
Johnson Controls International PLC	524,530	62,555,449
Communications Equipment–0.93%
Arista Networks, Inc.(b)	230,976	32,738,538
Construction Materials–0.31%
Vulcan Materials Co.(c)	36,225	10,887,062
Consumer Finance–0.62%
Figure Technology Solutions, Inc., Class A(b)(c)	384,500	21,870,360
Electrical Components & Equipment–1.52%
Vertiv Holdings Co., Class A	285,408	53,137,261
Electronic Manufacturing Services–0.52%
Fabrinet (Thailand)(b)(c)	37,440	18,324,634
Financial Exchanges & Data–0.19%
Coinbase Global, Inc., Class A(b)(c)	34,830	6,782,794
Food Distributors–0.66%
US Foods Holding Corp.(b)	277,560	23,209,567
Food Retail–0.53%
Casey’s General Stores, Inc.	30,780	18,668,070
Health Care Equipment–0.87%
Intuitive Surgical, Inc.(b)	60,300	30,404,466
Shares		Value
Heavy Electrical Equipment–1.18%
GE Vernova, Inc.	57,150	$41,512,045
Hotels, Resorts & Cruise Lines–1.08%
Booking Holdings, Inc.	7,596	37,993,977
Independent Power Producers & Energy Traders–0.29%
Vistra Corp.	64,620	10,232,577
Industrial Machinery & Supplies & Components–1.54%
Donaldson Co., Inc.(c)	285,300	29,083,482
Wartsila OYJ Abp (Finland)	612,000	24,810,485
		53,893,967
Integrated Oil & Gas–0.45%
Suncor Energy, Inc. (Canada)	294,840	15,583,766
Interactive Home Entertainment–0.19%
Take-Two Interactive Software, Inc.(b)	30,048	6,619,574
Interactive Media & Services–13.84%
Alphabet, Inc., Class A	3,780	1,277,640
Alphabet, Inc., Class C	818,820	277,195,134
Meta Platforms, Inc., Class A	250,308	179,345,682
Reddit, Inc., Class A(b)	149,670	26,981,011
		484,799,467
Internet Services & Infrastructure–5.49%
Cloudflare, Inc., Class A(b)	257,940	45,745,659
CoreWeave, Inc., Class A(b)(c)	239,850	22,351,622
MongoDB, Inc.(b)	50,940	18,915,550
Shopify, Inc., Class A (Canada)(b)	419,940	55,108,726
Snowflake, Inc., Class A(b)	260,370	50,173,299
		192,294,856
Investment Banking & Brokerage–3.34%
Interactive Brokers Group, Inc., Class A	718,200	53,778,816
Morgan Stanley	159,300	29,120,040
Robinhood Markets, Inc., Class A(b)	342,540	34,075,879
		116,974,735
Leisure Facilities–0.27%
Life Time Group Holdings, Inc.(b)(c)	323,365	9,432,557
Life Sciences Tools & Services–0.38%
Tempus AI, Inc.(b)(c)	225,000	13,459,500
Oil & Gas Equipment & Services–0.36%
TechnipFMC PLC (United Kingdom)	223,200	12,436,704
Pharmaceuticals–1.28%
Eli Lilly and Co.	16,300	16,905,545
UCB S.A. (Belgium)	92,250	28,110,923
		45,016,468
Real Estate Services–0.56%
Jones Lang LaSalle, Inc.(b)	55,071	19,710,462
Semiconductor Materials & Equipment–3.02%
Entegris, Inc.	316,900	37,416,383
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Shares		Value
Semiconductor Materials & Equipment–(continued)
Teradyne, Inc.	283,500	$68,337,675
		105,754,058
Semiconductors–22.94%
Advanced Micro Devices, Inc.(b)	77,130	18,258,985
Broadcom, Inc.	561,611	186,061,724
Monolithic Power Systems, Inc.	34,020	38,243,583
NVIDIA Corp.	2,440,350	466,424,095
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	287,162	94,924,271
		803,912,658
Systems Software–6.35%
Microsoft Corp.	516,680	222,322,237
Technology Hardware, Storage & Peripherals–4.28%
Apple, Inc.	577,575	149,869,161
Transaction & Payment Processing Services–2.37%
Affirm Holdings, Inc.(b)	580,050	34,977,015
Mastercard, Inc., Class A	89,190	48,054,680
		83,031,695
Total Common Stocks & Other Equity Interests (Cost $1,630,618,754)		3,484,252,921
Shares		Value
Money Market Funds–0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e)	1,118,748	$1,118,748
Invesco Treasury Portfolio, Institutional Class, 3.57%(d)(e)	2,077,665	2,077,665
Total Money Market Funds (Cost $3,196,413)		3,196,413
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.53% (Cost $1,633,815,167)		3,487,449,334
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.85%
Invesco Private Government Fund, 3.65%(d)(e)(f)	27,467,958	27,467,958
Invesco Private Prime Fund, 3.80%(d)(e)(f)	72,386,630	72,408,346
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $99,876,304)		99,876,304
TOTAL INVESTMENTS IN SECURITIES–102.38% (Cost $1,733,691,471)		3,587,325,638
OTHER ASSETS LESS LIABILITIES—(2.38)%		(83,418,077)
NET ASSETS–100.00%		$3,503,907,561
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,135,020	$36,195,687	$(36,211,959)	$-	$-	$1,118,748	$20,613
Invesco Treasury Portfolio, Institutional Class	2,107,864	67,220,560	(67,250,759)	-	-	2,077,665	37,877
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,886,308	146,468,188	(137,886,538)	-	-	27,467,958	207,873*
Invesco Private Prime Fund	49,159,974	234,412,661	(211,164,289)	-	-	72,408,346	582,901*
Total	$71,289,166	$484,297,096	$(452,513,545)	$-	$-	$103,072,717	$849,264

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,400,009,375	$84,243,546	$—	$3,484,252,921
Money Market Funds	3,196,413	99,876,304	—	103,072,717
Total Investments	$3,403,205,788	$184,119,850	$—	$3,587,325,638
Invesco Summit Fund